Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Share-based compensation

12. Share-based compensation

2022 Share Incentive Plan

In June 2022, the Company adopted 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of initial public offering in July 2022, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 10,379,000, which constitutes 10% of the total issued and outstanding shares of the Company on a fully-diluted basis as of the date of adoption.

Restricted Stock Units (“RSUs”)

During the six months ended June 30, 2022 and 2023, share-based compensation recognized by the Company related to the RSUs were RMB8,445 and RMB4,397, respectively. As of December 31, 2022 and June 30, 2023, unrecognized compensation cost is RMB15,559 and RMB9,895, respectively, which is expected to be recognized through December 2024.

The following table summarized the RSUs activity and related information for the six months ended June 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2023	4,012,774	0.01
Granted	—	—
Forfeited	108,175	0.01
Vested	—	—
Unvested, June 30, 2023	3,904,599	0.01

Options

On January 1, 2022, the Company granted an employee an option to purchase 500,000 ordinary shares of the Company with an exercise price of US$0.0002 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on December 31, 2022 or one year after the Company completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after the Company completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after the Company completed the initial public offering, whichever is earlier.

On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 450,430 ordinary shares (225,215 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 155,738 ordinary shares (77,869 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 1,091,578 ordinary shares (545,789 ADSs) of the Company with an exercise price of US$0.0001 per share. The options granted have a contractual term of 10 years. The options were fully vested and exercisable at the grant date.

The options granted on April 27, 2023 were valued using the Black-Scholes model with the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

	April 27, 2023
Spot price on valuation date	US$	0.53
Expected volatility		123.34%
Risk-free interest rate		3.53%
Dividend yield		0.00%

The following table summarizes the share option activity and related information for the six months ended June 30, 2023:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)
Outstanding as of 1/1/2023	500,000	0.001	9.00	30.47
Granted	1,697,746	0.001	9.83	3.67
Forfeited	333,334	0.001	—	30.47
Exercised	166,666	0.001	—	30.47
Outstanding as of 6/30/2023	1,697,746	0.001	9.83	3.67
Vested and exercisable as of June 30, 2023	1,091,578

During the six months ended June 30, 2022 and 2023, share-based compensation recognized by the Company related to the options were RMB4,665,228 and RMB133,201 respectively. The outstanding unamortized share-based compensation related to options was RMB1,843,709 (which will be recognized through April 2026) as of June 30, 2023.